Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (14,093,529)	$ (20,251,051)	$ (36,772,143)